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                      METLIFE INVESTORS INSURANCE COMPANY
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                           22 Corporate Plaza Drive
                        Newport Beach, California 92660
                                (800) 989-3652

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
            FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE
                               INSURANCE POLICY
                           (Custom Select Flex VUL)

                       Supplement dated August 26, 2004
                                      To
                        Prospectuses dated May 1, 2001

   This supplement describes a change to the Investment Funds available under the variable life insurance policies identified above. You should read and retain this supplement.

   Effective immediately, MetLife Investors Insurance Company and MetLife Investors Insurance Company of California will no longer accept, with respect to the policies identified above, allocations of new premiums or transfers of Cash Value and Accumulation Account Value into the J.P. Morgan Select Equity Portfolio.